CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common stock
Temporary Equity, Par or Stated Value Per Share		$ 0.0001
Temporary equity, shares outstanding		15,000,000
Temporary Equity, Redemption Price Per Share		$ 10.00
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	280,000,000	280,000,000
Class A Common Stock Subject to Redemption
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary equity, shares issued	15,000,000	15,000,000
Temporary equity, shares outstanding	15,000,000	15,000,000
Temporary Equity, Redemption Price Per Share		$ 10.00
Common shares, par value, (per share)		$ 0.0001
Class A Common Stock Not Subject to Redemption
Common shares, shares issued	0	0
Common shares, shares outstanding	0	0
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000
Common shares, shares issued	3,750,000	3,750,000
Common shares, shares outstanding	3,750,000	3,750,000